Financial Instruments (Details 3) - CLP ($) $ in Thousands			12 Months Ended
	Jul. 05, 2021	Apr. 16, 2021	Jan. 19, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset				$ 9,838,420	$ 222,443
Total Agreements [Member]
Disclosure of Financial Instrument [Line Items]
Number of agreements			32		33
Derivative financial Asset				41,090,515	$ 16,836,927
Derivative financial Liability				$ 9,225,410	$ 9,567,579
Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements				5	5
Derivative financial Asset				$ 31,252,095	$ 16,614,484
Derivative financial Liability				8,813,456	$ 5,323,640
Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements		27			28
Derivative financial Asset				9,838,420	$ 222,443
Derivative financial Liability				$ 411,954	$ 4,243,939
USD [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements			19	1	21
Derivative, Nominal amount				$ 132,333	$ 101,418
Derivative financial Asset				8,231,588	63,143
Derivative financial Liability				268,328	4,118,216
USD [Member] | Currency swap contract [member] | Total Agreements [Member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount				479
Derivative financial Liability				3,328,841
USD [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount				36,187	23,884
Derivative financial Asset				1,413,219	9,819
Derivative financial Liability				53,421	$ 125,723
USD [Member] | Not later than one year [member] | Currency swap contract [member] | Total Agreements [Member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Liability				380,418
USD [Member] | Later than one year and not later than five years [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount				479
Derivative financial Liability				$ 2,948,423
CLP [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements				3	4
Derivative, Nominal amount				$ 8,000	$ 10,000
Derivative financial Asset				31,252,095	16,614,484
Derivative financial Liability				4,330,917	4,815,182
CLP [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset					4,661,049
Derivative financial Liability				4,330,917	4,815,182
CLP [Member] | Later than one year and not later than five years [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount				8,000	10,000
Derivative financial Asset				$ 31,252,095	$ 11,953,435
Euro [Member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements				1
Derivative, Nominal amount				$ 296
Derivative financial Liability				1,153,698
Euro [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements			3		5
Derivative, Nominal amount				36,187	$ 23,884
Derivative financial Asset				1,413,219	9,819
Derivative financial Liability				53,421	125,723
Euro [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount				132,333	101,418
Derivative financial Asset				8,231,588	63,143
Derivative financial Liability				65,288	4,118,216
Euro [Member] | Not later than one year [member] | Interest rate swap contract [member] | Total Agreements [Member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Liability				268,328
Euro [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount				1,780	2,500
Derivative financial Asset					$ 100,958
Derivative financial Liability				67,330
Euro [Member] | Later than one year and not later than five years [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount				296
Derivative financial Liability				1,088,410
CAD [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements			1		1
Derivative, Nominal amount				1,780	$ 2,500
Derivative financial Asset					100,958
Derivative financial Liability					67,330
CAD [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount				740	800
Derivative financial Asset					$ 48,523
Derivative financial Liability				19,685
GBP [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements			2		1
Derivative, Nominal amount				740	$ 800
Derivative financial Asset					48,523
Derivative financial Liability					19,685
CHF [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	2
Derivative financial Asset				193,613
Derivative financial Liability					$ 3,190
CHF [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset				193,613
Derivative financial Liability				$ 3,190
USD and EURO [Member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements					1
Derivative, Nominal amount					$ 11,600
Derivative financial Liability					508,458
USD and EURO [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount					11,600
Derivative financial Liability					$ 508,458